SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Notes and other explanatory information [abstract]
Salaries and related expenses	$ 1,089	₪ 3,474	₪ 6,009	₪ 6,026
Share-based compensation	19	62	391	339
Number of key management personnel	4	4	8	9
Other payables and accruals	$ 108	₪ 346	₪ 772	₪ 87